Group Flexible Payment Variable Annuity Contracts
issued by
Brighthouse Life Insurance Company
and
BRIGHTHOUSE SEPARATE ACCOUNT A

Flexible Bonus, Retirement Companion, Smart Choice

Updating Summary Prospectus
April 27, 2026

The prospectus for Flexible Bonus, Retirement Companion, and Smart Choice (the “Contracts”), group flexible payment fixed and variable annuity contracts issued by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”), is available and contains more information about the Contracts including their features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://dfinview.com/BHF/PUFT/BHF189 for Flexible Bonus, https://dfinview.com/BHF/PUFT/BHF190 for Retirement Companion, and https://dfinview.com/BHF/PUFT/BHF191 for Smart Choice. You can also obtain this information at no cost by calling (800) 343-8496 or by sending an email request to rcg@brighthousefinancial.com.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals (partial or full) could result in surrender charges, taxes, and tax penalties.
The Company’s obligations under the Contract are subject to our financial strength and claims-paying ability. Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Certificate Date – The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your account in connection with the Contract is established.
Certificate – The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans. Unless the context provides otherwise, references to the Contract also refer to Certificates.
Fund (or Portfolio Company) – An open-end management investment company, or series thereof, registered under the Investment Company Act of 1940, which serves as the underlying investment medium for a Series in the Separate Account.
General Account – A fixed account investment option that offers an interest rate guaranteed by us. The General Account holds all assets of BLIC other than those in the Separate Account or any of its other segregated asset accounts.
Participant – You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.
Participant’s Account (or Account) – The sum of your interest in each Series of the Separate Account and your interest in the General Account.
Plan – The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.
Purchase Payment – The amounts paid by or for you in order to provide benefits under the Contract.
Separate Account – The segregated asset account entitled “Brighthouse Separate Account A.”
Series – Series are subdivisions of the Separate Account. Each Series has a single underlying Fund.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
On November 6, 2025, Brighthouse Financial, Inc. (“BHF”) and Aquarian Capital LLC (“Aquarian”) announced that they had entered into a definitive agreement under which an affiliate of Aquarian will acquire BHF. This transaction is subject to the satisfaction or waiver of customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction or waiver of the other conditions, the transaction is expected to be consummated in 2026.
Upon the consummation of the transaction, Aquarian will become the ultimate parent of BHF and BLIC will remain an indirect wholly-owned subsidiary of BHF. Although Aquarian will replace BHF as BLIC’s ultimate parent, BLIC will continue in its present role as the issuer of your contract. All of your rights and benefits under your contract and BLIC’s obligations under the contract will remain unchanged.
Founded in 2017, Aquarian Capital is a diversified global holding company with a strategic portfolio of insurance and asset management solutions. Aquarian is headquartered in New York, NY.
Changes Affecting the Investment Portfolios
Portfolio Name Changes. Certain Investment Portfolios were subject to a name change. The chart below identifies the former name and new name of the Investment Portfolios.
Former Name	New Name
American Funds Insurance Series®	American Funds Insurance Series®

Former Name	New Name
American Funds Global Small Capitalization Fund	American Funds SMALLCAP World Fund®*
*The effective date of this name change is May 1, 2026.

Important Information You Should Consider About the Contract
	Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. If you withdraw money during the first 5 years following a Purchase
Payment, you may be assessed a surrender charge of 7% of the Purchase
Payment withdrawn. However, surrender charges will not be deducted once
9 years have elapsed since your Certificate Date.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Contract Charges – Surrender Charge
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, you may also be charged for other transactions. There may be charges for transferring cash value from any Series, taking a full or partial surrender, annuitizing all or part of a
Participant’s Account, or initiating a loan. There may also be taxes on
Purchase Payments.
Transaction Charge for Transfers. Currently, we do not charge for transfers.
However, we reserve the right to charge for transfers from any Series.
Fee Table and Examples Contract Charges

Fees, Expenses, and Adjustments	Location in Prospectus
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Contract Charges Appendix A: Investment Options Available Under the Contract
Annual Fee	Minimum	Maximum
Base Contract[1]	Flexible Bonus – 1.38% Smart Choice – 2.95% Retirement Companion – 1.28%	Flexible Bonus – 1.38% Smart Choice – 2.95% Retirement Companion – 1.28%
Portfolio Company fees and expenses[2]	Flexible Bonus – 0.09% Smart Choice – 0.09% Retirement Companion – 0.09%	Flexible Bonus – 0.97% Smart Choice – 0.97% Retirement Companion – 0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	None	None
1 As a percentage of average Participant’s Account value in the Separate Account. The charge shown also includes the Administrative Charge.
2 As a percentage of Fund assets before temporary expense reimbursements and/or fee waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Flexible Bonus
Lowest Annual Cost $1,354	Highest Annual Cost $2,103
Smart Choice
Lowest Annual Cost $1,354	Highest Annual Cost $2,103
Retirement Companion
Lowest Annual Cost $1,266	Highest Annual Cost $2,021
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No surrender charges ●No additional Purchase Payments, transfers, loans, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive Portfolio Company fees and expenses ●No surrender charges ●No additional Purchase Payments, transfers, loans, or withdrawals

	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in theContract
Is This a Short- Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Surrender charges may apply for the first 5 years following a Purchase Payment. Surrender charges will reduce the value of your Contract if you withdraw money during that time period.
Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits.
The reduction may be more than the amount withdrawn.
●The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in theContract
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
●Each investment option, including the General Account, has its own unique risks.
●You should review the prospectuses for the available Funds and the
Prospectus disclosure concerning the General Account before making an investment decision.
Principal Risks of Investing in theContract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the General Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
BLIC, including our financial strength ratings, is available by contacting us at
(888) 243-1968.
Principal Risks of Investing in theContract
Restrictions
Are There Restrictions on the Investment Options?
Yes.
●Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to limit transfers or impose a charge for transfers from any Series.
●We reserve the right to limit transfers from the General Account in any one year to 20% of your interest in the General Account.
●We reserve the right to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to remove or substitute the Funds available as investment options under the Contract.
●Your Plan may limit your available Funds.
Description of the Contracts
Are There Any Restrictions on Contract Benefits?	Yes. ●Withdrawals will reduce the value of the death benefit, perhaps significantly. ●Except as otherwise provided, Contract benefits may not be modified or terminated by us.	Death Benefits

	Taxes	Location in Prospectus
What Are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
Conflicts of Interest
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Principal Underwriter
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Principal Underwriter

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APPENDIX A
Investment Options Available Under the Contract
The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF189 for Flexible Bonus, https://dfinview.com/BHF/PUFT/BHF190 for Retirement Companion, and https://dfinview.com/BHF/PUFT/BHF191 for Smart Choice. You can also request this information at no cost by calling (800) 343-8496 or sending an email request to rcg@brighthousefinancial.com. Availability of Funds may vary by employer/organization or Plan administrator. You should reference Your Plan documents or speak with Your employer/organization or Plan administrator for the Funds available to You.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks long-term growth of capital.	American Funds SMALLCAP World Fund® — Class 2[1]# Capital Research and Management CompanySM	0.90%	14.64%	0.49%	7.23%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	0.78%	-2.92%	6.70%	8.34%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks capital appreciation.	MFS® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	22.72%	5.80%	7.83%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	13.55%	-5.58%	14.29%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.58%	9.21%	0.19%	2.55%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	12.32%	10.55%	10.36%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	1.82%	7.04%	8.32%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	11.11%	6.42%	7.65%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	15.70%	9.64%	14.39%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	10.30%	5.75%	10.88%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks long-term growth of capital.	DWS CROCI® International VIP — Class A# DWS Investment Management Americas, Inc.	0.79%	44.90%	10.86%	8.21%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Asset Manager 50% Portfolio — Initial Class# Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.51%	14.98%	5.67%	7.13%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.54%	21.52%	15.37%	15.78%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation.	Growth Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.55%	14.92%	13.70%	17.45%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio — Initial Class†† Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
Seeks long-term growth of capital.	Overseas Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ	0.72%	20.39%	6.62%	7.93%
Seeks long-term capital growth through investments in stocks.	T. Rowe Price Growth Stock Fund — Investor Class T. Rowe Price Associates, Inc.	0.66%	15.65%	9.36%	14.16%
Seeks long-term capital appreciation.	Alger Small Cap Growth Portfolio — Class I-2 Fred Alger Management, LLC	0.97%	5.91%	-4.93%	8.83%
#
Certain Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Funds' prospectuses for additional information regarding these arrangements.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
1
Until May 1, 2026, the name of this Fund is American Funds Global Small Capitalization Fund.
The following lists the fixed option currently available under the Contract. We may change the features of a fixed investment option listed below, offer new fixed investment options, and terminate existing fixed investment options. We will provide you with written notice before doing so.
Name	Guaranteed Minimum Interest Rate
General Account	3%

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The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (800) 343-8496, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/PUFT/BHF189 for Flexible Bonus, https://dfinview.com/BHF/PUFT/BHF190 for Retirement Companion, and https://dfinview.com/BHF/PUFT/BHF191 for Smart Choice.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151828